Debt securities in issue - Summary of debt securities in issue (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,260,288	$ 2,220,739
Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	84,431	184,361
Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	148,505	94,429
Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	196,093	169,639
Debt securities | Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,400	40,734
Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	109,351	64,359
Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	85,342	64,546
Bonds and medium-term notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	162,277	146,539
Other debt securities in issue
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	33,816	23,100
HSBC Holdings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	97,614	87,730
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25,049	30,890
HSBC Holdings | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	68,567	51,754
HSBC Holdings | Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,767	17,496
HSBC Holdings | Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 50,800	$ 34,258